WARRANT LIBILITY (Tables)	12 Months Ended
Dec. 31, 2014
WARRANT LIBILITY [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation
	As September 16	As December 31,	As December 31,
	2013	2013	2014
Stock price	$4.27	$3.45	$1.41
Exercise price	$6.04	$6.04	$6.04
Annual dividend yield	-%	-%	-%
Time to maturity	4.0	3.7	2.7
Risk-free interest rate	1.22%	1.11%	0.96%
Expected volatility	82.8%	85.6%	83.0%

Reconciliation of the Beginning and Ending Balances of Warrants Liability Measured at Fair Value on a Recurring Basis Using Level 2 Inputs
As December 31,
2014
Beginning balance	$9,345,000
Warrants issued	-
Fair value change of the issued warrants included in earnings	(7,455,000)
Ending balance	$1,890,000

Summary of the Warrants Activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2013	10,500,000	$3.02	3.7
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding as of December 31, 2014	10,500,000	$3.02	2.7